PLANT, PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PLANT, PROPERTY AND EQUIPMENT
PLANT, PROPERTY AND EQUIPMENT

	2016			2015
at December 31	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
(millions of Canadian $)

Canadian Natural Gas Pipelines
NGTL System
Pipeline	8,814	3,951	4,863	8,456	3,820	4,636
Compression	2,447	1,499	948	2,188	1,404	784
Metering and other	1,124	519	605	1,096	489	607
	12,385	5,969	6,416	11,740	5,713	6,027
Under construction	1,151	—	1,151	969	—	969
	13,536	5,969	7,567	12,709	5,713	6,996
Canadian Mainline
Pipeline	9,502	6,221	3,281	9,164	5,966	3,198
Compression	3,537	2,361	1,176	3,433	2,220	1,213
Metering and other	605	198	407	499	192	307
	13,644	8,780	4,864	13,096	8,378	4,718
Under construction	219	—	219	257	—	257
	13,863	8,780	5,083	13,353	8,378	4,975
Other Canadian Natural Gas Pipelines
Other[1]	1,728	1,273	455	1,705	1,213	492
Under construction	112	—	112	63	—	63
	1,840	1,273	567	1,768	1,213	555
	29,239	16,022	13,217	27,830	15,304	12,526
U.S. Natural Gas Pipelines
Columbia Gas[2]
Pipeline	3,072	13	3,059	—	—	—
Compression	1,864	7	1,857	—	—	—
Metering and other	2,542	34	2,508	—	—	—
	7,478	54	7,424	—	—	—
Under construction	1,127	—	1,127	—	—	—
	8,605	54	8,551	—	—	—
ANR
Pipeline	1,468	349	1,119	1,449	350	1,099
Compression	1,494	260	1,234	1,101	187	914
Metering and other	988	254	734	977	252	725
	3,950	863	3,087	3,527	789	2,738
Under construction	232	—	232	304	—	304
	4,182	863	3,319	3,831	789	3,042

	2016			2015
at December 31	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
(millions of Canadian $)

Other U.S. Natural Gas Pipelines
GTN	2,221	810	1,411	2,278	765	1,513
Great Lakes	2,106	1,155	951	2,157	1,155	1,002
Midstream[2,3]	1,072	23	1,049	—	—	—
Columbia Gulf[2]	880	5	875	—	—	—
Other[2,4]	2,120	567	1,553	2,124	521	1,603
	8,399	2,560	5,839	6,559	2,441	4,118
Under construction	346	—	346	8	—	8
	8,745	2,560	6,185	6,567	2,441	4,126
	21,532	3,477	18,055	10,398	3,230	7,168
Mexico Natural Gas Pipelines
Pipeline	2,734	180	2,554	1,296	162	1,134
Compression	422	19	403	183	14	169
Metering and other	502	40	462	388	27	361
	3,658	239	3,419	1,867	203	1,664
Under construction	1,108	—	1,108	1,959	—	1,959
	4,766	239	4,527	3,826	203	3,623
Liquids Pipelines
Keystone Pipeline System
Pipeline	10,572	901	9,671	9,288	718	8,570
Pumping equipment	928	121	807	1,092	108	984
Tanks and other	2,521	286	2,235	3,034	228	2,806
	14,021	1,308	12,713	13,414	1,054	12,360
Under construction	1,434	—	1,434	1,826	—	1,826
	15,455	1,308	14,147	15,240	1,054	14,186
Energy[5]
Natural Gas – Ravenswood	—	—	—	2,607	654	1,953
Natural Gas – Other[6,7]	2,696	696	2,000	3,361	1,164	2,197
Hydro, Wind and Solar	1,180	245	935	2,417	476	1,941
Natural Gas Storage and Other	731	146	585	740	132	608
	4,607	1,087	3,520	9,125	2,426	6,699
Under construction	729	—	729	430	—	430
	5,336	1,087	4,249	9,555	2,426	7,129
Corporate	410	130	280	267	82	185
	76,738	22,263	54,475	67,116	22,299	44,817

1	Includes Foothills and Venture LP.

2	Acquired as part of Columbia on July 1, 2016. Refer to Note 5, Acquisition of Columbia for further information.

3	Includes Midstream and mineral rights at December 31, 2016.

4	Includes Bison, Portland Natural Gas Transmission System, North Baja, Tuscarora, and Crossroads.

5
U.S. Northeast power assets except TCPM are excluded from the Energy net book value at December 31, 2016 as they have been classified as Assets held for sale. Refer to Note 6, Assets held for sale for further information.

6
Includes facilities with long-term PPAs that are accounted for as operating leases. The cost and accumulated depreciation of these facilities was $1,319 million and $335 million, respectively, at December 31, 2016 (2015 – $1,341 million and $302 million, respectively). Revenues of $212 million were recognized in 2016 (2015 – $235 million; 2014 – $223 million) through the sale of electricity under the related PPAs.

7	Includes Halton Hills, Coolidge, Bécancour, Mackay River and other natural gas-fired facilities.
Keystone XL
At December 31, 2016, the Company reviewed its remaining investment in Keystone XL and related projects with a carrying value of $526 million (2015 – $621 million) and found no events or changes in circumstance indicating that the carrying value may not be recoverable.
At December 31, 2015, the Company evaluated its investment in Keystone XL and related projects, including the Keystone Hardisty Terminal (KHT), for impairment in connection with the November 6, 2015 denial of the U.S. Presidential permit. As a result of the analysis, the Company recognized a non-cash impairment charge in its Liquids Pipelines segment of $3,686 million ($2,891 million after tax) based on the excess of the carrying value over the estimated fair value of $621 million of these assets. The impairment charge included $77 million ($56 million after tax) for certain cancellation fees that will be incurred in the future if the project is ultimately abandoned.
At December 31, 2015, included in the estimated fair value of $621 million was $463 million related to plant and equipment. The fair value of these assets was based on the price that would be received on sale of the plant and equipment in its condition at December 31, 2015. Key assumptions used in the determination of selling price included an estimated two year disposal period and the then current weak energy market conditions. The valuation considered a variety of potential selling prices that were based on the various markets that could be used in order to dispose of these assets.
At December 31, 2015, $158 million related to terminal assets, including KHT, was included in the fair value of $621 million. The fair value was determined using a discounted cash flow approach. The expected cash flows were discounted using a risk-adjusted discount rate to determine the fair value.
The valuation techniques above required the use of unobservable inputs. As a result, the fair value was classified within Level III of the fair value hierarchy at December 31, 2015 . Refer to Note 24, Risk management and financial instruments for further information on the fair value hierarchy.
Energy Turbine Impairment
Following the evaluation of specific capital project opportunities in 2015, it was determined that the carrying value of certain Energy turbine equipment was not fully recoverable. These turbines had been previously purchased for a power development project that did not proceed. As a result, at December 31, 2015, the Company recognized a non-cash impairment charge of
$59 million ($43 million after tax) in the Energy segment. This impairment charge was based on the excess of the carrying value over the estimated fair value of the turbines, which was determined based on a comparison to similar assets available for sale in the market.